Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / ¥
Summary of Significant Accounting Policies
Total foreign currency translation adjustment income/(loss)	¥ (516,687)	$ (81,079)	¥ (1,020,728)	¥ 2,851
Foreign currency exchange rate, translation | $ / ¥	6.3726				6.3726
Cash held in online payments platform | ¥	¥ 33,540		17,844
Cash and cash equivalents	27,854,224		8,938,341		$ 4,370,936
Restricted cash	2,638,840		1,234,178		414,092
Total cash, cash equivalents and restricted cash	¥ 30,493,064		¥ 10,172,519	¥ 1,436,242	$ 4,785,028